UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22052

Realty Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY		10170
(Address of principal executive offices)		(Zip code)

Anthony F. Dudzinski Realty Funds, Inc. 420 Lexington Avenue Suite 2550 New York, NY 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 986-7900

Date of fiscal year end:	July 31, 2008

Date of reporting period:	April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE CLASSICSTM EXCHANGE-TRADED FUND

April 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—97.1%

Diversified REITs—8.1%
Liberty Property Trust	2,525	$88,451
Vornado Realty Trust	972	90,483
Total Diversified REITs		178,934

Industrial REITs—15.1%
AMB Property Corp.	1,505	86,914
DCT Industrial Trust, Inc.	8,412	84,120
First Industrial Realty Trust, Inc.	2,581	77,972
ProLogis	1,368	85,650
Total Industrial REITs		334,656

Office REITs—26.9%
Duke Realty Corp.	3,655	89,255
Highwoods Properties, Inc.	2,665	93,382
HRPT Properties Trust	12,183	84,428
Lexington Realty Trust	5,300	76,320
Mack-Cali Realty Corp.	2,280	88,966
Maguire Properties, Inc.	4,405	70,921
SL Green Realty Corp.	1,010	93,727
Total Office REITs		596,999

Real Estate Management & Development—7.8%
Brookfield Properties Corp. (Canada)	4,683	94,269
Forest City Enterprises, Inc., Class A	2,127	78,571
Total Real Estate Managment & Development		172,840

Retail REITs—31.7%
CBL & Associates Properties, Inc.	3,312	81,111
Developers Diversified Realty Corp.	1,963	84,311
General Growth Properties, Inc.	2,207	90,399
Kimco Realty Corp.	2,185	87,203
Macerich (The) Co.	1,198	87,610
Regency Centers Corp.	1,284	91,896
Simon Property Group, Inc.	881	87,977
Weingarten Realty Investors	2,474	91,266
Total Retail REITs		701,773

Specialized REITs—7.5%
Extra Space Storage, Inc.	4,912	82,669
Public Storage	910	82,537
Total Specialized REITs		165,206

Total Investments—97.1% (Cost $2,479,974) (a)		$2,150,408
Other assets less liabilities—2.9%		65,002
Net Assets—100.0%		$2,215,410

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At April 30, 2008, net unrealized depreciation was $329,566 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $24,668 and aggregate gross unrealized depreciation of $354,234.

ADELANTE SHARES RE CLASSICSTM EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF APRIL 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,056,139	92.8%
Canada	94,269	4.3

Total Investments	2,150,408	97.1
Other assets less liabilities	65,002	2.9

Net Assets	$2,215,410	100.0%

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE GROWTH TM EXCHANGE-TRADED FUND

April 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—97.4%

Diversified REITs—7.9%
CapLease, Inc.	10,344	$85,959
PS Business Parks, Inc.	1,642	93,988
Total Diversified REITs		179,947

Industrial REITs—11.3%
AMB Property Corp.	1,546	89,281
EastGroup Properties, Inc.	1,839	87,739
First Industrial Realty Trust, Inc.	2,651	80,087
Total Industrial REITs		257,107

Office REITs—4.0%
Corporate Office Properties Trust	2,465	91,945

Real Estate Management & Development—4.3%
Brookfield Properties Corp. (Canada)	4,810	96,825

Residential REITs—11.4%
Equity Lifestyle Properties, Inc.	1,705	84,295
Equity Residential	2,036	84,535
GMH Communities Trust	9,626	90,869
Total Residential REITs		259,699

Retail REITs—3.9%
Federal Realty Investment Trust	1,085	89,133

Specialized REITs—54.6%
DiamondRock Hospitality Co.	6,716	85,629
Entertainment Properties Trust	1,582	84,416
FelCor Lodging Trust, Inc.	6,716	84,554
HCP, Inc.	2,708	96,675
Health Care REIT, Inc.	1,888	91,474
Hersha Hospitality Trust	9,551	90,926
Hospitality Properties Trust	2,368	76,084
Host Hotels & Resorts, Inc.	5,303	91,212
Medical Properties Trust, Inc.	7,959	96,701
Nationwide Health Properties, Inc.	2,484	89,474
Public Storage	934	84,714
Strategic Hotels & Resorts, Inc.	5,896	84,961
Sunstone Hotel Investors, Inc.	5,077	94,838
U-Store-It Trust	7,814	94,315
Total Specialized REITs		1,245,973

Total Investments—97.4% (Cost $2,288,584) (a)		$2,220,629
Other assets less liabilities—2.6%		59,719
Net Assets—100.0%		$2,280,348

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At April 30, 2008, net unrealized depreciation was $67,955 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $57,669 and aggregate gross unrealized depreciation of $125,624.

ADELANTE SHARES RE GROWTHTM EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF APRIL 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,123,804	93.2%
Canada	96,825	4.2

Total Investments	2,220,629	97.4
Other assets less liabilities	59,719	2.6

Net Assets	$2,280,348	100.0%

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE KINGSTM EXCHANGE-TRADED FUND

April 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—98.1%

Diversified REITs—8.2%
PS Business Parks, Inc.	3,270	$187,175
Vornado Realty Trust	1,988	185,063
Total Diversified REITs		372,238

Industrial REITs—11.2%
AMB Property Corp.	3,079	177,813
First Industrial Realty Trust, Inc.	5,278	159,448
ProLogis	2,797	175,120
Total Industrial REITs		512,381

Office REITs—24.6%
Alexandria Real Estate Equities, Inc.	1,890	198,506
Boston Properties, Inc.	1,822	183,093
Corporate Office Properties Trust	4,909	183,106
Digital Realty Trust, Inc.	4,800	186,000
Douglas Emmett, Inc.	7,608	180,766
SL Green Realty Corp.	2,067	191,818
Total Office REITs		1,123,289

Real Estate Management & Development—4.2%
Brookfield Properties Corp. (Canada)	9,579	192,825

Residential REITs—3.7%
Equity Lifestyle Properties, Inc.	3,396	167,898

Retail REITs—26.9%
Alexander’s, Inc.*	456	162,473
General Growth Properties, Inc.	4,514	184,893
Kimco Realty Corp.	4,469	178,358
Pennsylvania Real Estate Investment Trust	6,839	172,206
Simon Property Group, Inc.	1,801	179,848
Tanger Factory Outlet Centers, Inc.	4,280	172,655
Taubman Centers, Inc.	3,116	176,584
Total Retail REITs		1,227,017

Specialized REITs—19.3%
DiamondRock Hospitality Co.	13,373	170,506
FelCor Lodging Trust, Inc.	13,373	168,366
Host Hotels & Resorts, Inc.	10,560	181,632
Public Storage	1,861	168,793
Sunstone Hotel Investors, Inc.	10,111	188,873
Total Specialized REITs		878,170

Total Investments—98.1% (Cost $4,898,182) (a)		$4,473,818
Other assets less liabilities—1.9%		86,820
Net Assets—100.0%		$4,560,638

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At April 30, 2008, net unrealized depreciation was $424,364 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $49,013 and aggregate gross unrealized depreciation of $473,377.

ADELANTE SHARES RE KINGSTM EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF APRIL 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$4,280,993	93.9%
Canada	192,825	4.2

Total Investments	4,473,818	98.1
Other assets less liabilities	86,820	1.9

Net Assets	$4,560,638	100.0%

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE SHELTERTM EXCHANGE-TRADED FUND

April 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—97.4%

Diversified REITs—7.8%
Colonial Properties Trust	3,340	$80,928
Investors Real Estate Trust	8,301	84,670
Total Diversified Reits		165,598

Hotels, Resorts & Cruise Lines—7.8%
Marriott International, Inc., Class A	2,419	82,972
Starwood Hotels & Resorts Worldwide, Inc.	1,599	83,483
Total Hotels, Resorts & Cruise Lines		166,455

Real Estate Management & Development—3.7%
Forest City Enterprises, Inc., Class A	2,109	77,906

Residential REITs—50.9%
American Campus Communities, Inc.	2,965	90,522
Apartment Investment & Management Co., Class A	2,183	80,727
AvalonBay Communities, Inc.	796	79,401
BRE Properties, Inc.	1,760	84,392
Camden Property Trust	1,540	81,481
Equity Lifestyle Properties, Inc.	1,647	81,428
Equity Residential	1,966	81,628
Essex Property Trust, Inc.	735	87,466
Home Properties, Inc.	1,621	85,216
Mid-America Apartment Communities, Inc.	1,571	82,478
Post Properties, Inc.	2,168	79,566
Sun Communities, Inc.	4,201	81,709
UDR, Inc.	3,254	82,261
Total Residential Reits		1,078,275

Specialized REITs—27.2%
Ashford Hospitality Trust	13,261	76,781
DiamondRock Hospitality Co.	6,485	82,684
FelCor Lodging Trust, Inc.	6,485	81,646
Hospitality Properties Trust	2,287	73,481
Host Hotels & Resorts, Inc.	5,121	88,081
Strategic Hotels & Resorts, Inc.	5,694	82,051
Sunstone Hotel Investors, Inc.	4,903	91,588
Total Specialized Reits		576,312

Total Investments—97.4% (Cost $2,458,688) (a)		$2,064,546
Other assets less liabilities—2.6%		55,359
Net Assets—100.0%		$2,119,905

(a)         The cost stated also approximates the aggregate cost for Federal income tax purposes.  At April 30, 2008, net unrealized depreciation was $394,142 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $15,170 and aggregate gross unrealized depreciation of $409,312.

ADELANTE SHARES RE SHELTERTM EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF APRIL 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,064,546	97.4%

Total Investments	2,064,546	97.4
Other assets less liabilities	55,359	2.6

Net Assets	$2,119,905	100.0%

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE VALUETM EXCHANGE-TRADED FUND

April 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—96.8%

Diversified REITs—11.6%
Colonial Properties Trust	3,292	$79,765
Cousins Properties, Inc.	3,142	79,838
Vornado Realty Trust	950	88,436
Total Diversified REITs		248,039

Industrial REITs—3.9%
ProLogis	1,337	83,710

Office REITs—26.9%
BioMed Realty Trust, Inc.	3,380	87,880
Brandywine Realty Trust	4,723	82,416
Franklin Street Properties Corp.	5,885	86,921
Highwoods Properties, Inc.	2,605	91,279
HRPT Properties Trust	11,907	82,516
Lexington Realty Trust	5,181	74,606
Maguire Properties, Inc.	4,305	69,311
Total Office REITs		574,929

Residential REITs—7.5%
Apartment Investment & Management Co., Class A	2,151	79,544
UDR, Inc.	3,207	81,073
Total Residential REITs		160,617

Retail REITs—27.6%
Acadia Realty Trust	3,340	85,638
CBL & Associates Properties, Inc.	3,237	79,274
General Growth Properties, Inc.	2,157	88,351
Kimco Realty Corp.	2,136	85,248
National Retail Properties, Inc.	3,631	83,186
Pennsylvania Real Estate Investment Trust	3,268	82,288
Ramco-Gershenson Properties Trust	3,754	84,352
Total Retail REITs		588,337

Specialized REITs—19.3%
Healthcare Realty Trust, Inc.	3,127	88,587
LTC Properties, Inc.	3,064	83,433
National Health Investors, Inc.	2,483	75,955
Senior Housing Properties Trust	3,379	80,927
Universal Health Realty Income Trust	2,446	82,039
Total Specialized REITs		410,941

Total Investments—96.8% (Cost $2,158,617) (a)		$2,066,573
Other assets less liabilities—3.2%		69,182
Net Assets—100.0%		$2,135,755

(a)         The cost stated also approximates the aggregate cost for Federal income tax purposes.  At April 30, 2008, net unrealized depreciation was $92,044 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $40,542 and aggregate gross unrealized depreciation of $132,586.

ADELANTE SHARES RE VALUETM EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF APRIL 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,066,573	96.8%

Total Investments	2,066,573	96.8
Other assets less liabilities	69,182	3.2

Net Assets	$2,135,755	100.0%

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE YIELD PLUSTM EXCHANGE-TRADED FUND

April 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—97.7%

Diversified REITs—4.1%
PS Business Parks, Inc.	1,626	$93,072

Hotels, Resorts & Cruise Lines—7.2%
Marcus (The) Corp.	4,702	78,006
Marriott International, Inc., Class A	2,480	85,064
Total Hotels, Resorts & Cruise Lines		163,070

Office REITs—12.7%
Alexandria Real Estate Equities, Inc.	939	98,623
Corporate Office Properties Trust	2,441	91,049
SL Green Realty Corp.	1,027	95,306
Total Office Reits		284,978

Real Estate Management & Development—12.5%
Brookfield Properties Corp. (Canada)	4,762	95,859
Forest City Enterprises, Inc., Class A	2,163	79,901
MI Developments, Inc., Class A (Canada)	3,882	104,931
Total Real Estate Management & Development		280,691

Retail REITs—34.9%
Acadia Realty Trust	3,475	89,099
CBL & Associates Properties, Inc.	3,368	82,482
Developers Diversified Realty Corp.	1,996	85,728
General Growth Properties, Inc.	2,244	91,915
Kimco Realty Corp.	2,222	88,680
Macerich (The) Co.	1,218	89,072
Realty Income Corp.	3,162	83,192
Simon Property Group, Inc.	896	89,475
Taubman Centers, Inc.	1,549	87,782
Total Retail Reits		787,425

Specialized REITs—26.3%
Entertainment Properties Trust	1,566	83,562
FelCor Lodging Trust, Inc.	6,648	83,698
LTC Properties, Inc.	3,187	86,782
National Health Investors, Inc.	2,584	79,045
Potlatch Corp.	1,997	89,486
Rayonier, Inc.	1,932	81,202
Ventas, Inc.	1,846	89,641
Total Specialized REITs		593,416

Total Investments—97.7% (Cost $2,418,983) (a)		$2,202,652
Other assets less liabilities—2.3%		50,910
Net Assets—100.0%		$2,253,562

(a)         The cost stated also approximates the aggregate cost for Federal income tax purposes.  At April 30, 2008, net unrealized depreciation was $216,331 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $43,932 and aggregate gross unrealized depreciation of $260,263.

ADELANTE SHARES RE YIELD PLUSTM EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF APRIL 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,001,862	88.8%
Canada	200,790	8.9

Total Investments	2,202,652	97.7
Other assets less liabilities	50,910	2.3

Net Assets	$2,253,562	100.0%

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE COMPOSITETM EXCHANGE-TRADED FUND

April 30, 2008 (Unaudited)

	Shares	Market Value

COMMON STOCK—97.7%

Diversified REITs—9.8%
Colonial Properties Trust	2,120	$51,368
Cousins Properties, Inc.	2,024	51,430
Liberty Property Trust	1,589	55,663
PS Business Parks, Inc.	1,006	57,583
Total Diversified REITs		216,044

Hotels, Resorts & Cruise Lines—2.4%
Marriott International, Inc., Class A	1,535	52,651

Industrial REITs—4.9%
AMB Property Corp.	948	54,747
ProLogis	861	53,907
Total Industrial REITs		108,654

Office REITs—7.1%
Corporate Office Properties Trust	1,511	56,361
Duke Realty Corp.	2,301	56,190
Maguire Properties, Inc.	2,773	44,645
Total Office REITs		157,196

Real Estate Management & Development—7.9%
Brookfield Properties Corp. (Canada)	2,948	59,343
Forest City Enterprises, Inc., Class A	1,339	49,463
MI Developments, Inc., Class A (Canada)	2,404	64,980
Total Real Estate Management & Development		173,786

Residential REITs—16.6%
Apartment Investment & Management Co., Class A	1,385	51,217
AvalonBay Communities, Inc.	505	51,510
Camden Property Trust	977	51,693
Equity Residential	1,248	51,817
Home Properties, Inc.	1,029	54,095
Mid-America Apartment Communities, Inc.	997	52,851
UDR, Inc.	2,065	52,203
Total Residential REITs		365,386

Retail REITs—19.7%
Alexander’s, Inc.*	140	49,882
CBL & Associates Properties, Inc.	2,085	51,062
Developers Diversified Realty Corp.	1,236	53,086
General Growth Properties, Inc.	1,389	56,893
Kimco Realty Corp.	1,376	54,916
Macerich (The) Co.	754	55,140
Simon Property Group, Inc.	554	55,322
Weingarten Realty Investors	1,557	57,439
Total Retail REITs		433,740

Specialized REITs—29.3%
DiamondRock Hospitality Co.	4,116	52,479
FelCor Lodging Trust, Inc.	4,116	51,820
HCP, Inc.	1,660	59,262
Health Care REIT, Inc.	1,157	56,057

Healthcare Realty Trust, Inc.	2,014	57,057
Hospitality Properties Trust	1,451	46,621
Host Hotels & Resorts, Inc.	3,250	55,900
Potlatch Corp.	1,236	55,385
Public Storage	573	51,971
Rayonier, Inc.	1,196	50,268
Strategic Hotels & Resorts, Inc.	3,614	52,078
Sunstone Hotel Investors, Inc.	3,112	58,130
Total Specialized REITs		647,028

Total Investments—97.7% (Cost $2,416,065) (a)		$2,154,485
Other assets less liabilities—2.3%		49,926
Net Assets—100.0%		$2,204,411

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At April 30, 2008, net unrealized depreciation was $261,580 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $40,269 and aggregate gross unrealized depreciation of $301,849.

ADELANTE SHARES RE COMPOSITETM EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF APRIL 30, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$2,030,162	92.1%
Canada	124,323	5.6

Total Investments	2,154,485	97.7
Other assets less liabilities	49,926	2.3

Net Assets	$2,204,411	100.0%

Item 2.	Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Realty Funds, Inc.

By:	/s/ Anthony F. Dudzinski
Anthony F. Dudzinski
President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony F. Dudzinski
Anthony F. Dudzinski
President

Date:	June 16, 2008

By:	/s/ James McCluskey
James McCluskey
Secretary and Treasurer

Date:	June 16, 2008